Taxes (Details 1)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Statutory PRC income tax rate	25.00%		25.00%
Favorable tax rate impact	(10.00%)	[1]	(11.00%)	[1]
Permanent difference	1.00%		2.00%
Changes of deferred tax assets allowances	0.00%		(1.00%)
Total	16.00%		15.00%

[1]	Two of the Company’s subsidiaries, Tantech Bamboo and Tantech Energy are subject to tax rate of 15%.